Lease Liabilities (Tables)	12 Months Ended
Feb. 29, 2024
Lease Liabilities [Abstarct]
Schedule of Lease Liabilities
	As of February 29/28
Figures in Rand thousands	2024	2023

Maturities analysis
– within one year	63,055	52,843
– within two to four years	123,387	57,930
– over four years	7,898	9,954
Present value of lease payments	194,340	120,727

Non-current liabilities	131,285	67,882
Current liabilities	63,055	52,845
	194,340	120,727